SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revision of Previously Issued Financial Statements - Consolidated Statement of Comprehensive Loss) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revision of Previously Issued Financial Statements
Net gain on disposal of cryptocurrency assets		$ 8,360	$ 11,392
Impairment of cryptocurrency assets		(18,435)	(38,319)	$ 0
Operating (loss) income from continuing operations		(168,644)	(70,237)	(16,986)
Loss before income tax from continuing operations		(158,427)	(65,812)	(23,354)
Net loss from continuing operations		(158,427)	(65,453)	(23,324)
Net loss		(158,427)	(74,374)	(32,103)
Net loss attributable to BIT Mining Limited		$ (155,415)	$ (62,403)	$ (32,412)
Net loss from continuing operations - Basic		$ (0.18)	$ (0.09)	$ (0.05)
Net loss from continuing operations - Diluted		(0.18)	(0.09)	(0.05)
Net loss per share, Basic		(0.18)	(0.10)	(0.07)
Net loss per share, Diluted		(0.18)	(0.10)	(0.07)
Losses per American Depositary Share ("ADS*") (1 ADS represnents 100 Class A ordinary shares)-Basic and Diluted:
Net loss from continuing operations	[1]	(17.84)	(8.62)	(5.42)
Net loss	[1]	$ (17.84)	$ (10.02)	$ (7.53)
Impairment of goodwill		$ (26,569)
Class A Ordinary shares
Revision of Previously Issued Financial Statements
Net loss from continuing operations		$ (155,415)	$ (53,661)	$ (23,324)
Net loss from continuing operations - Basic		$ (0.18)	$ (0.09)	$ (0.05)
Net loss per share, Diluted		$ (0.18)	$ (0.09)	$ (0.05)
Class A Ordinary shares | Minimum
Losses per American Depositary Share ("ADS*") (1 ADS represnents 100 Class A ordinary shares)-Basic and Diluted:
Adjustment of ADS Ratio		0.10%
Class A Ordinary shares | Maximum
Losses per American Depositary Share ("ADS*") (1 ADS represnents 100 Class A ordinary shares)-Basic and Diluted:
Adjustment of ADS Ratio		0.10%
As Reported
Revision of Previously Issued Financial Statements
Net gain on disposal of cryptocurrency assets			$ 6,717
Impairment of cryptocurrency assets			(31,757)
Operating (loss) income from continuing operations			(68,350)
Loss before income tax from continuing operations			(63,925)
Net loss from continuing operations			(63,566)
Net loss			(72,487)
Net loss attributable to BIT Mining Limited			$ (60,516)
Net loss from continuing operations - Basic			$ (0.08)
Net loss from continuing operations - Diluted			(0.08)
Net loss per share, Basic			(0.09)
Net loss per share, Diluted			(0.09)
Losses per American Depositary Share ("ADS*") (1 ADS represnents 100 Class A ordinary shares)-Basic and Diluted:
Net loss from continuing operations			(8.32)
Net loss			$ (9.72)
Effect of Adjustment
Revision of Previously Issued Financial Statements
Net gain on disposal of cryptocurrency assets			$ 4,675
Impairment of cryptocurrency assets			(6,562)
Operating (loss) income from continuing operations			(1,887)
Loss before income tax from continuing operations			(1,887)
Net loss from continuing operations			(1,887)
Net loss			(1,887)
Net loss attributable to BIT Mining Limited			$ (1,887)
Net loss from continuing operations - Basic			$ (0.01)
Net loss from continuing operations - Diluted			(0.01)
Net loss per share, Basic			(0.01)
Net loss per share, Diluted			(0.01)
Losses per American Depositary Share ("ADS*") (1 ADS represnents 100 Class A ordinary shares)-Basic and Diluted:
Net loss from continuing operations			(0.30)
Net loss			$ (0.30)

[1]	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company. Losses per ADS have been retrospectively adjusted for the ADS Ratio Change from the former ADS Ratio of 1 ADS to 10 Class A ordinary shares, to the current ADS Ratio of 1 ADS to 100 Class A ordinary shares, effective on December 23, 2022.